LEASES - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) lease_term	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Lease term	11 years 9 months
Number of terms | lease_term	2
Renewal term	5 years
Option to purchase, period	36 months
Remaining lease term					9 years 6 months
Discount rate					5.00%
Operating cash flows from finance leases					$ 800
Property, plant and equipment, gross		$ 178,353			79,816
Payments to acquire property and equipment		64,787	$ 6,303	$ 15,180	22,324	$ 21,100	$ 9,155
Capital lease obligations, current						660
Minimum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 23,700
Maximum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 25,100
Finance lease assets
Lessee, Lease, Description [Line Items]
Property, plant and equipment, gross		$ 34,920			$ 34,775	33,248
Payments to acquire property and equipment						20,800
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, noncurrent						11,700
Accrued Expenses And Other Current Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, current						$ 700